Series, Managed Allocation Fund
USAA MANAGED ALLOCATION FUND
INVESTMENT OBJECTIVE
The USAA Managed Allocation Fund (the Fund) has an objective to seek to maximize total return, consisting primarily of capital appreciation.
FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Managed Allocation Fund) Series, Managed Allocation Fund	Share Classes
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Managed Allocation Fund) Series, Managed Allocation Fund	Shares, Managed Allocation Fund
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.29%
Total Annual Operating Expenses	1.04%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (Managed Allocation Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Series, Managed Allocation Fund	106	331	574	1,271

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 249% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to invest primarily in U.S. and/or foreign (to include emerging markets) equity securities and fixed-income securities through investments in shares of other investment companies, including exchange-traded funds (ETFs) and real estate securities, including real estate investment trusts (REITs). Consistent with its investment strategy, the Fund may at times invest directly in U.S. and/or foreign equity securities and fixed-income securities as well as futures contracts and hedge funds.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As with other mutual funds, losing money is a risk of investing in this Fund.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in a high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. As a result, it also has less flexibility in the timing of purchases and sales of securities than it would otherwise. The Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a reallocation policy.

Some of the securities in the Fund's portfolio may be subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities. The Fund accepts some credit risk as a recognized means to enhance an investor's return. Many issuers of high-yield securities have characteristics (including, but not limited to, high levels of debt, an untested business plan, significant competitive and technological challenges, legal, and political risks) which cast doubt on their ability to honor their financial obligations. They may be unable to pay dividends, interest when due, or return all of the principal amount of their debt obligations at maturity. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

Because this Fund invests in stocks and other assets whose value is tied to stocks, it is subject to stock market risk, which is the possibility that the value of the Fund's investments in stocks will decline regardless of the success or failure of a company's operations. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. In addition, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund's operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

The Fund also is subject to the risk that the market value of the bonds in its portfolio will decline because of rising interest rates, adverse changes in supply and demand securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities

The Fund is nondiversified, which means that it may invest a greater percentage of its assets in a single issuer or a limited number of issuers. The securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results than a diversified fund.

There is a possibility that the Fund's investment in real estate investment trusts will decrease because of a decline in real estate values. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. The Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a reallocation policy.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
Performance history for the Fund will be available in the prospectus after the Fund has been in operation for one full calendar year.